SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
Note 13 - Subsequent Events

NOTE 13 – SUBSEQUENT EVENTS

Subsequent to December 31, 2021, the authorized common shares of the Company has been increased to 2,500,000,000.

On January 31, 2022, TPT Global Tech, Inc. and Talos Victory Fund, LLC entered into a convertible promissory note totaling $271,750 and a securities purchase agreement (“Talos Note”). The Talos Note is due twelve months from funding, has an original issue discount of 8% and interest rate at 10% per annum (default, as defined, at 16%). There is an optional conversion in the event a Nasdaq Listing prior to nine months from funding for which the Holder’s principal and interest balances will be converted at a price equal to 25% discount to the opening price on the first day the Company trades on Nasdaq. There is also a voluntary conversion of all principal and accrued interest at the discretion of the Holder at $0.0075. The Holder was given registration rights. The Talos Note may be prepaid in whole or in part of the outstanding balances at 100% prior to maturity unless the Holder chooses to convert their balances into common stock which they have three days to do so. 73,372,499 common shares of the Company have been reserved with the transfer agent for possible conversion and exercise of warrants. Warrants, expiring five years from issuance, were issued to exercise up to 9,058,333 warrants to purchase 9,058,333 common shares at $0.015 per share provided, however, that if the Company consummates an uplist offering on or before July 6, 2022 then the exercise price shall be 110% of the offering price at which the uplist offering is made.  Details of the Talos Note and securities purchase agreement can be found in the Form 8-K and exhibits filed on February 8, 2022.

On January 31, 2022, TPT Global Tech, Inc. and Blue Lake Partners, LLC entered into a convertible promissory note totaling $271,750 and a securities purchase agreement (“Blue Lake Note”). The Blue Lake Note is due twelve months from funding, has an original issue discount of 8% and interest rate at 10% per annum (default, as defined, at 16%). There is an optional conversion in the event a Nasdaq Listing prior to nine months from funding for which the Holder’s principal and interest balances will be converted at a price equal to 25% discount to the opening price on the first day the Company trades on Nasdaq. There is also a voluntary conversion of all principal and accrued interest at the discretion of the Holder at $0.0075. The Holder was given registration rights. The Blue Lake Note may be prepaid in whole or in part of the outstanding balances at 100% prior to maturity unless the Holder chooses to convert their balances into common stock which they have three days to do so. 73,372,499 common shares of the Company have been reserved with the transfer agent for possible conversion and exercise of warrants. Warrants, expiring five years from issuance, were issued to exercise up to 9,058,333 warrants to purchase 9,058,333 common shares at $0.015 per share provided, however, that if the Company consummates an uplist offering on or before July 6, 2022 then the exercise price shall be 110% of the offering price at which the uplist offering is made. Details of the Blue Lake Note and securities purchase agreement can be found in the Form 8-K and exhibits filed on February 8, 2022.

On April 1, 2022, the Company entered into a Future Receivable Sale and Purchase Agreement (“Mr Advance Agreement”) with Mr. Advance LLC (”MR.A”). The balance to be purchased and sold is $411,000 for which the Company received $270,715, net of fees. Under the Mr Advance Agreement, the Company is to pay $8,935 per week for 46 weeks at an effective interest rate of approximately 36% annually.

On April 1, 2022, the Company entered into a Future Receipts Sale and Purchase Agreement (“CLOUDFUND Agreement”) with CLOUDFUND LLC (”CLOUDFUND”). The balance to be purchased and sold is $411,000 for which the Company received $272,954, net of fees. Under the CLOUDFUND Agreement, the Company is to pay $8,935 per week for 46 weeks at an effective interest rate of approximately 36% annually.

Subsequent to December 31, 2021, holders of financing arrangements with the Company totaling $10,417,602 agreed to either forgive their balances owing to them by the Company or exchange their financing amounts outstanding as of March 31, 2022 for shares of Series E Preferred Stock of the Company. As such, 1,929,566 shares of Series E Preferred Stock were issued in exchange for $9,647,832 in outstanding financing arrangements and $769,770 was forgiven and will be recognized as a contribution to Mezzanine Equity. These amounts were calculated through March 31, 2022

Subsequent events were reviewed through the date the financial statements were issued.